FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS
9.	FINANCIAL INSTRUMENTS

The Company enters into forward foreign exchange contracts to hedge its foreign currency exposures on future production expenses denominated in various foreign currencies (i.e., cash flow hedges). The Company also enters into forward foreign exchange contracts that economically hedge certain of its foreign currency risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting. In addition, the Company enters into interest rate swaps to hedge certain of its interest rate risks on its debt. The Company monitors its positions with, and the credit quality of, the financial institutions that are party to its financial transactions.

As of March 31, 2021, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 12 months from March 31, 2021) (in thousands except for exchange rates):

Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
British Pound Sterling	£ 38,639	in exchange for	$53,075	£ 0.73
Euro	€ 19,000	in exchange for	$22,474	€ 0.85
Canadian Dollar	C$ 127,760	in exchange for	$101,384	C$ 1.26
Swedish Krona	kr 9,000	in exchange for	$1,066	kr 8.45
Japanese Yen	JP¥ 1,843,408	in exchange for	$17,550	JP¥ 105.08
Australian Dollar	AUD$ 14,300	in exchange for	$10,639	AUD$ 1.34
Singapore Dollar	S$ 3,250	in exchange for	$2,433	S$ 1.34
Chinese Yuan Renminbi	CN¥ 138,483	in exchange for	$21,241	CN¥ 6.52

For forward foreign exchange contracts designated as cash flow hedges, the Company recognized net losses in accumulated other comprehensive loss of $3.1 million and $1.4 million for the three months ended March 31, 2020 and 2021, respectively. The Company did not reclassify any gains or losses into net (loss) income for the three months ended March 31, 2020 and 2021.

For forward foreign exchange contracts not designated as cash flow hedges, the Company recorded a net gain (loss) of $0.7 million and $(0.2) million for the three months ended March 31, 2020 and 2021, respectively in other income (expense), net in the consolidated statements of operations.

In certain circumstances, the Company enters into contracts that are settled in currencies other than the functional or local currencies of the contracting parties. Accordingly, these contracts consist of the underlying operational contract and an embedded foreign currency derivative element. Hedge accounting is not applied to the embedded foreign currency derivative element. The Company recorded a net gain (loss) of $2.1million and $(11.4) million for the three months ended March 31, 2020 and 2021, respectively, in other income (expense), net in the consolidated statements of operations.

In addition, the Company has entered into interest rate swaps for portions of its 2014 Credit Facilities and other variable interest bearing debt and has designated them cash flow hedges. For the three months ended March 31, 2020 and 2021, the Company recorded (losses) gains of $(80.0) million and $15.1 million in accumulated other comprehensive loss and reclassified losses of $1.4 million and $7.4 million into net (loss) income, respectively.

10. FINANCIAL INSTRUMENTS

The Company enters into forward foreign exchange contracts to hedge its foreign currency exposures on future production expenses denominated in various foreign currencies (i.e., cash flow hedges). The Company also enters into forward foreign exchange contracts that economically hedge certain of its foreign currency risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting. In addition, the Company enters into interest rate swaps to hedge certain of its interest rate risks on its debt. The Company monitors its positions with, and the credit quality of, the financial institutions that are party to its financial transactions.

As of December 31, 2020, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 12 months from December 31, 2020, with the exception of one contract which matures within 18 months from such date) (in thousands except for exchange rates):

Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
British Pound Sterling	£4,715	in exchange for	$6,088	£0.77
Canadian Dollar	C$87,847	in exchange for	$67,274	C$1.31
Australian Dollar	AUD$14,300	in exchange for	$10,639	AUD$1.34

For forward exchange contracts designated as cash flow hedges, the Company recognized net (losses) gains in accumulated other comprehensive loss of $(2.4) million, $1.9 million and $0.4 million for the years ended December 31, 2018, 2019 and 2020, respectively. The Company reclassified losses of $0.2 million, $1.3 million and $0.1 million into net income (loss) for the years ended December 31, 2018, 2019 and 2020, respectively.

For forward exchange contracts not designated as cash flow hedges, the Company recorded a loss of less than $0.1 million for the year ended December 31, 2018 and net gains of $3.3 million and $0.2 million for the years ended December 31, 2019 and 2020, respectively. These amounts were included in other income (expense), net in the consolidated statements of operations.

In certain circumstances, the Company enters into contracts that are settled in currencies other than the functional or local currencies of the contracting parties. Accordingly, these contracts consist of the underlying operational contract and an embedded foreign currency derivative element. Hedge accounting is not applied to the embedded foreign currency derivative element. The Company recorded a net gain (loss) of $0.4 million, $(39.3) million and $12.7 million for the years ended December 31, 2018, 2019 and 2020, respectively, in other income (expense), net in the consolidated statement of operations.

In addition, the Company has entered into interest rate swaps for portions of its variable interest-bearing debt. In October 2018, the Company entered into a swap for $40.0 million notional effective November 1, 2018 with a termination date of November 1, 2028. The swap requires the Company to pay a fixed rate of 4.99% and receive the total of 1.62% and USD-LIBOR-BBA. The Company did not elect hedge accounting at inception and thus, changes in fair value for the year ended December 31, 2018 of $2.4 million were recognized in other income (expense), net in the consolidated statement of operations. On May 1, 2019, the Company designated this interest rate swap as a cash flow hedge and thus, changes subsequent to this date are recognized in accumulated other comprehensive loss. For the year ended December 31, 2019, a loss of $0.5 million, which represents the change in fair value prior to the hedge designation of the swap on May 1, 2019, was included in other income (expense), net in the consolidated statement of operations. For the years ended December 31, 2019 and 2020, the Company recorded losses of $1.6 million and $2.3 million, respectively, in accumulated other comprehensive loss and reclassified gains of $0.2 million and $0.3 million, respectively into net income (loss).

In May 2019, the Company entered into $1.5 billion in interest rate hedges to swap a portion of its 2014 Credit Facilities from floating interest expense to fixed. The 2014 Credit Facilities pay interest based on LIBOR + 2.75%. The LIBOR portion of the facility has been fixed at a coupon of 2.12% for 5 years commencing from June 2019 until June 2024. The Company elected hedge accounting at inception. For the years ended December 31, 2019 and 2020, the Company recorded losses of $36.1 million and $87.8 million in accumulated other comprehensive income (loss) and reclassified losses of $0.5 million and $22.7 million into net income (loss), respectively. There were no gains or losses recorded for the year ended December 31, 2018.